Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Non-Financial Assets Measured and Recorded at Fair Value on a Non-Recurring

The table below summarizes the assets measured on a non-recurring basis that were recorded as of December 31, 2013 and the losses recorded during the period ended December 31, 2013 on those assets:

($ in thousands) Description	Carrying Value at December 31, 2013	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2013
Goodwill	$32,047	$—	$—	$32,047	$—
Intangible assets, other than goodwill	199	—	—	199	(233)
Long-lived assets	11,102	—	—	11,102	(3,592)

Summary of Financial Liability Measured at Fair Value on a Recurring Basis

The table below summarizes the recurring financial liability that was measured at carrying value, which approximates fair value on a recurring basis as of December 31, 2013:

($ in thousands) Description	Carrying Value at December 31, 2013	Quo(ted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2013
Interest rate swap	$996	$—	$996	$—	$322

The table below summarizes the recurring financial liability that was measured at carrying value, which approximates fair value on a recurring basis as of December 31, 2012:

($ in thousands) Description	Carrying Value at December 31, 2012	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2012
Interest rate swap	$ 1,607	$—	$1,607	$—	$—

Reconciliation of Recurring Financial Liability Related to Interest Rate Swaps

The table below provides a reconciliation of the recurring financial liability related to interest rate swaps:

($ in thousands)	Interest Rate Swaps

Balance at January 1, 2012	$—
Total gains/(losses) for the period:
Included in earnings	—
Included in other comprehensive income	(1,607)

Balance at January 1, 2013	$(1,607)
Total gains/(losses) for the period:
Included in earnings	322
Included in other comprehensive income	289

Balance at December 31, 2013	$(996)